SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenues from contracts with customers
Sale of goods and services	$ 84,038,761	$ 92,984,498	$ 340,515,393	$ 314,376,460
Royalties			838,516	198,630
Initial recognition and changes in the fair value of biological assets at the point of harvest	(56,756)	620,894	281,372	972,371
Total			340,796,765	315,348,831
Cost of sales	$ (41,337,736)	$ (36,137,759)	(201,664,054)	(170,954,896)
Gross profit per segment			$ 139,132,711	$ 144,393,935
% Gross margin			41.00%	46.00%
Seed and integrated products
Revenues from contracts with customers
Royalties			$ 838,516	$ 198,630
Initial recognition and changes in the fair value of biological assets at the point of harvest			281,372	145,985
Total			63,116,607	36,091,751
Cost of sales			(42,331,794)	(15,876,212)
Gross profit per segment			$ 20,784,813	$ 20,215,539
% Gross margin			33.00%	56.00%
Crop protection
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest				$ 448,227
Total			$ 173,971,462	160,749,181
Cost of sales			(110,242,995)	(106,523,851)
Gross profit per segment			$ 63,728,467	$ 54,225,330
% Gross margin			37.00%	34.00%
Crop nutrition
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest				$ 378,159
Total			$ 103,708,696	118,507,899
Cost of sales			(49,089,265)	(48,554,833)
Gross profit per segment			$ 54,619,431	$ 69,953,066
% Gross margin			53.00%	59.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services			$ 339,676,877	$ 314,177,830
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services			61,996,719	35,747,136
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services			173,971,462	160,300,954
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services			$ 103,708,696	$ 118,129,740